Geological and geophysical expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Geological and geophysical expenses [Abstract]
Disclosure of geological and geophysical expenses [Text Block]

Note 12     Geological and geophysical expenses

Amounts in US$ ‘000	2021	2020	2019
Staff costs (Note 11)	6,042	12,653	18,312
Share-based payment (Note 11)	177	240	136
Allocation to capitalized project	(953)	(102)	(4,834)
Other services	2,625	2,160	4,979
	7,891	14,951	18,593